SUBSEQUENT EVENTS (Details Narrative) - USD ($)																	1 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2024	Jul. 02, 2024	May 31, 2024	May 30, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 07, 2024	Feb. 28, 2024	Feb. 23, 2024	Feb. 02, 2024	Jan. 29, 2024	Jan. 23, 2024	Jan. 10, 2024	Jan. 05, 2024	Jul. 17, 2023	Jan. 05, 2023	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Jan. 04, 2024	May 19, 2023	Dec. 31, 2022
Debt Instrument, Face Amount															$ 1,944,000
Accounts Receivable, after Allowance for Credit Loss, Current																			$ 970,629	$ 1,823,403	$ 1,823,403				$ 517,583
Inventory, Net																			145,000	349,909	349,909
Property, Plant and Equipment, Net																			5,780,747	11,200,224	11,200,224				5,643,941
Goodwill																			6,516,915	15,528,739	15,528,739
Accounts Payable and Accrued Liabilities, Current																			$ 4,072,958	$ 8,484,611	$ 8,484,611				$ 736,658
Common Stock, Par or Stated Value Per Share													$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized													25,000,000						10,000,000	25,000,000	25,000,000				10,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Convertible Notes Payable																			$ 2,595,000
Notes Payable																			$ 3,911,446	$ 2,678,403	$ 2,678,403				$ 1,098,158
Redemption price																				130.00%	130.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,750,001
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.55
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized													630,900
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues															7,000,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				42,220,000
Titan Trucking LLC [Member]
Goodwill																								$ 26,880,916
Standard Waste Services LLC [Member]
Goodwill			$ 13,864,967
Stock Issued During Period, Shares, New Issues			552,000
Notes Payable			$ 2,859,898
Standard Waste Services LLC [Member] | Series A Preferred Stock [Member]
Share Price			$ 0.14
Stock Issued During Period, Shares, New Issues			612,000	90,000						612,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		100																		2,399,577
Recoup Technologies Inc [Member]
Accounts Receivable, after Allowance for Credit Loss, Current																				$ 319,000	$ 319,000
Inventory, Net																				350,000	350,000
Property, Plant and Equipment, Net																				13,000	13,000
Goodwill																			$ 6,516,915	1,664,000	1,664,000				$ 0
Accounts Payable and Accrued Liabilities, Current																				984,000	984,000
Deposit Assets																				$ 297,000	$ 297,000
Titan Partners LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage																				12.00%	12.00%
Debt Instrument, Interest Rate, Stated Percentage																				15.00%	15.00%
Proceeds from Issuance of Debt																					$ 679,000
Titan Partners LLC [Member] | Common Stock [Member] | Investor [Member]
Share Price																				$ 0.065	$ 0.065
Titan Partners LLC [Member] | Minimum [Member]
Debt Instrument, Face Amount																				$ 200,000	$ 200,000
Titan Partners LLC [Member] | Maximum [Member]
Debt Instrument, Face Amount																				3,300,000	3,300,000
Michaelson Capital [Member]
Debt Instrument, Face Amount																				$ 2,107,090	$ 2,107,090
Debt Instrument, Interest Rate, Effective Percentage																						16.00%
Debt Instrument, Fee Amount																						$ 10,000
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage																12.00%
Repayments of Assumed Debt																$ 250,000	$ 600,000	$ 50,000	$ 125,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Repayments of Assumed Debt																	500,000
Debt Instrument, Fee Amount																	$ 100,000
Percentage of debt and captial securities																	25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																	$ 6,000,000.0
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Debt Instrument, Fee Amount																	50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																					5,000
Debt Instrument, Fee Amount																	50,000
Subsequent Event [Member]
Preferred Stock, Par or Stated Value Per Share						$ 10.00
Stock Issued During Period, Shares, Reverse Stock Splits													50
Stockholders' Equity, Reverse Stock Split													The Titan board of directors shall amend the articles of incorporation of Titan to reduce the number of authorized shares of common stock to a number of shares, as determined by the Titan board of directors, that is not less than 110% of the number of outstanding shares of common stock on a fully-diluted basis after giving effect to the Reverse Stock Split
Preferred Stock, Dividend Rate, Percentage						10.00%
Redemption price						130.00%
Subsequent Event [Member] | First Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														916,667
Subsequent Event [Member] | Second Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														666,667
Subsequent Event [Member] | Third Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														1,166,667
Subsequent Event [Member] | Three Investors [Member]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants														$ 650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.06
Percentage of reserve														125.00%
Subsequent Event [Member] | Series A Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period												100,000
Stock Issued During Period, Shares, New Issues												100,000
Subsequent Event [Member] | Series B Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											10,152,269
Stock Issued During Period, Shares, New Issues											10,152,269
Subsequent Event [Member] | Related Party Convertible Note Payable [Member]
Debt Instrument, Interest Rate, Effective Percentage								11.00%
Debt Instrument, Maturity Date								Aug. 31, 2025
Convertible Notes Payable								$ 62,500
Debt Instrument, Unamortized Discount								$ 12,500
Subsequent Event [Member] | Related Party Note Payable [Member]
Debt Instrument, Unamortized Discount									$ 5,000
Notes Payable									$ 55,000
Debt Instrument, Debt Default, Description of Notice of Default									The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days
Subsequent Event [Member] | Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Effective Percentage							11.00%	11.00%
Debt Instrument, Maturity Date							Aug. 31, 2025	Aug. 31, 2025
Convertible Notes Payable							$ 125,000	$ 62,500
Debt Instrument, Unamortized Discount							$ 25,000	$ 12,500
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Common Stock, Par or Stated Value Per Share													$ 0.0001
Preferred Stock, Shares Authorized													25,000,000
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized													630,900
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Subsequent Event [Member] | Chief Executive Officer [Member] | Related Party Note Payable [Member]
Debt Instrument, Unamortized Discount									$ 5,000
Notes Payable									$ 55,000
Debt Instrument, Debt Default, Description of Notice of Default									The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days
Subsequent Event [Member] | Board Of Directors [Member] | Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized																							630,900
Subsequent Event [Member] | Board Of Directors [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized						1,360,000
Subsequent Event [Member] | Michaelson Capital [Member] | Titan Trucking LLC [Member]
Repayments of Assumed Debt																	600,000	$ 50,000
Subsequent Event [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Repayments of Assumed Debt																	500,000
Debt Instrument, Fee Amount																	$ 100,000
Percentage of debt and captial securities																	25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																	$ 6,000,000.0
Subsequent Event [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Debt Instrument, Fee Amount																	50,000
Subsequent Event [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member]
Debt Instrument, Fee Amount																	$ 50,000
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Stock Repurchased During Period, Value	$ 1,000,000
Debt Instrument, Face Amount	250,000
Indebtedness obligations	$ 750,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants					$ 500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.06
Percentage of reserve					125.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction					50,000